Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	166[3]	302	1,878
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[4]	4,212	7,643	12,682
Derivative financial instruments	3[5]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[6]	69[7]	385[8]

	31.12.17
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	373	316	6,302	6,991	6,991
Derivative financial instruments	22	70	23	114	114
Loans and advances to customers			100	100	100
Financial assets at fair value not held for trading	86	68[2]	108	262	1,826
Financial assets measured at fair value through other comprehensive income		3,965	46[3]	4,011	4,011
Other financial assets measured at amortized cost	299	30[2]		328	1,443
Total assets	779[4]	4,449	6,578	11,806
Derivative financial instruments	21[5]	54	208	283	14
Total liabilities	21	54	208	283
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)[9]	58[6]	80[7]	422[8]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 Upon adoption of IFRS 9 on 1 January 2018, investment fund units that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 0.6 billion of the USD 0.8 billion (31 December 2017: USD 0.7 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 5 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 6 Represents the principal amount outstanding. 7 Represents the market value of total assets. 8 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS. 9 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated structured entities at 31 December 2017 would have been USD 0.3 million and USD 0.2 million lower for securitization vehicles and client vehicles, respectively. Assets held by the unconsolidated structured entities in which UBS had an interest at 31 December 2017 would have been USD 26 billion lower for securitization vehicles and USD 22 billion lower for client vehicles.

Sponsored by UBS
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated securitization vehicles[1]
	31.12.18
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	87	196		8	291
of which: rated investment grade		196			196
of which: rated sub-investment grade	87			8	95
of which: not rated		0			0
Interests in mezzanine tranches		13			13
of which: rated investment grade		12			12
of which: not rated		0			0
Interests in junior tranches	8	1			9
of which: not rated	8	1			9
Total	95	210		8	313
of which: financial assets at fair value held for trading	8	210		8	226
of which: financial assets at fair value not held for trading	87				87
Total assets held by the vehicles in which UBS had an interest (USD billion)	0	24		1	25

Not sponsored by UBS
Interests in senior tranches	1	33	25	126	185
of which: rated investment grade	1	33	0	126	160
of which: not rated		0	25		25
Interests in mezzanine tranches	1	7			8
of which: rated investment grade		2			2
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
of which: not rated	0	5			5
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
Total	3	41	25	126	194
of which: financial assets at fair value held for trading	3	41	25	126	194
Total assets held by the vehicles in which UBS had an interest (USD billion)	2	12	22	1	37

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.17
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	86	24	0	11	121
of which: rated investment grade	0	24	0		24
of which: rated sub-investment grade	86				86
of which: defaulted				11	11
Interests in junior tranches		9			9
of which: rated investment grade		9			9
Total	86	33	0	11	130
of which: financial assets at fair value held for trading		33	0	11	44
of which: financial assets at fair value not held for trading	86				86
Total assets held by the vehicles in which UBS had an interest (USD billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	77	7	169	66	319
of which: rated investment grade	77	7	169	66	319
Interests in mezzanine tranches	9	1			9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
Tranche information not available	0				0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	87	7	169	66	330
of which: financial assets at fair value held for trading	87	7	169	66	330
Total assets held by the vehicles in which UBS had an interest (USD billion)[4]	19	5	20	0	44
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations. 4 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated securitization vehicles at 31 December 2017 would have been USD 0.3 million lower and the assets held by these unconsolidated securitization vehicles would have been USD 26 billion lower.

Sponsored by UBS | in which UBS did not have an interest at year-end
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from fair value changes on financial instruments	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[2]	2[3]	18[4]

	As of or for the year ended
	31.12.17
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income			41	41
Other net income from fair value changes on financial instruments	(8)	(50)	2	(56)
Total income	(6)	(59)	43	(22)
Asset information (USD billion)	10[2]	4[3]	15[4]
1 For the year ended 31 December 2018, no profit attributable to non-controlling interests was excluded from the table (31 December 2017: USD 73 million). 2 Represents the amount of assets transferred to the respective securitization vehicles. 3 Represents the amount of assets transferred to the respective client vehicles. Information in the comparative period has been restated. Asset information as of 31 December 2017 has decreased by USD 3 billion as a result. 4 Represents the total net asset value of the respective investment funds.

UBS AG
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	85[3]	220	1,796
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[4]	4,212	7,562	12,600
Derivative financial instruments	3[5]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[6]	69[7]	385[8]

	31.12.17
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	373	316	6,302	6,991	6,991
Derivative financial instruments	22	70	23	114	114
Loans and advances to customers			100	100	100
Financial assets at fair value not held for trading	86	68[2]		154	1,718
Financial assets measured at fair value through other comprehensive income		3,965	46[3]	4,011	4,011
Other financial assets measured at amortized cost	299	30[2]		328	1,443
Total assets	779[4]	4,449	6,470	11,698
Derivative financial instruments	21[5]	54	208	283	14
Total liabilities	21	54	208	283
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)[9]	58[6]	80[7]	422[8]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying value of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 Upon adoption of IFRS 9 on 1 January 2018, investment fund units that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information. 4 As of 31 December 2018, USD 0.6 billion of the USD 0.8 billion (31 December 2017: USD 0.7 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 5 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 6 Represents the principal amount outstanding. 7 Represents the market value of total assets. 8 Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS. 9 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated structured entities at 31 December 2017 would have been USD 0.3 million and USD 0.2 million lower for securitization vehicles and client vehicles, respectively. Assets held by the unconsolidated structured entities in which UBS had an interest at 31 December 2017 would have been USD 26 billion lower for securitization vehicles and USD 22 billion lower for client vehicles.

UBS AG | Sponsored by UBS
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated securitization vehicles[1]
	31.12.18
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	87	196		8	291
of which: rated investment grade		196			196
of which: rated sub-investment grade	87			8	95
of which: not rated		0			0
Interests in mezzanine tranches		13			13
of which: rated investment grade		12			12
of which: not rated		0			0
Interests in junior tranches	8	1			9
of which: not rated	8	1			9
Total	95	210		8	313
of which: financial assets at fair value held for trading	8	210		8	226
of which: financial assets at fair value not held for trading	87				87
Total assets held by the vehicles in which UBS had an interest (USD billion)	0	24		1	25

Not sponsored by UBS
Interests in senior tranches	1	33	25	126	185
of which: rated investment grade	1	33	0	126	160
of which: not rated		0	25		25
Interests in mezzanine tranches	1	7			8
of which: rated investment grade		2			2
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
of which: not rated	0	5			5
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
of which: defaulted	0				0
Total	3	41	25	126	194
of which: financial assets at fair value held for trading	3	41	25	126	194
Total assets held by the vehicles in which UBS had an interest (USD billion)	2	12	22	1	37

Interests in unconsolidated securitization vehicles (continued)[1]
	31.12.17
USD million, except where indicated	Residentialmortgage-backedsecurities	Commercialmortgage-backedsecurities	Otherasset-backedsecurities[2]	Re-securiti-zation[3]	Total
Sponsored by UBS
Interests in senior tranches	86	24	0	11	121
of which: rated investment grade	0	24	0		24
of which: rated sub-investment grade	86				86
of which: defaulted				11	11
Interests in junior tranches		9			9
of which: rated investment grade		9			9
Total	86	33	0	11	130
of which: financial assets at fair value held for trading		33	0	11	44
of which: financial assets at fair value not held for trading	86				86
Total assets held by the vehicles in which UBS had an interest (USD billion)	1	10	0	1	12

Not sponsored by UBS
Interests in senior tranches	77	7	169	66	319
of which: rated investment grade	77	7	169	66	319
Interests in mezzanine tranches	9	1			9
of which: rated investment grade		1			1
of which: defaulted	9				9
Interests in junior tranches	1				1
of which: rated sub-investment grade	1				1
Tranche information not available	0				0
of which: rated investment grade	0				0
of which: not rated	0				0
Total	87	7	169	66	330
of which: financial assets at fair value held for trading	87	7	169	66	330
Total assets held by the vehicles in which UBS had an interest (USD billion)[4]	19	5	20	0	44
1 This table excludes receivables and derivative transactions with securitization vehicles. 2 Includes credit card, auto and student loan structures. 3 Includes collateralized debt obligations. 4 In 2018 UBS has refined the methodology applied to identify significant interests in the scope of disclosure under IFRS 12, Disclosure of Interests in Other Entities. This change has been applied prospectively as the effect on interests disclosed was not material in prior periods. Had this methodology been applied in 2017, the interests in unconsolidated securitization vehicles at 31 December 2017 would have been USD 0.3 million lower and the assets held by these unconsolidated securitization vehicles would have been USD 26 billion lower.

UBS AG | Sponsored by UBS | in which UBS did not have an interest at year-end
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end[1]
	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from fair value changes on financial instruments	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[2]	2[3]	18[4]

	As of or for the year ended
	31.12.17
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	2	(9)	0	(7)
Net fee and commission income			41	41
Other net income from fair value changes on financial instruments	(8)	(50)	2	(56)
Total income	(6)	(59)	43	(22)
Asset information (USD billion)	10[2]	4[3]	15[4]
1 For the year ended 31 December 2018, no profit attributable to non-controlling interests was excluded from the table (31 December 2017: USD 73 million). 2 Represents the amount of assets transferred to the respective securitization vehicles. 3 Represents the amount of assets transferred to the respective client vehicles. Information in the comparative period has been restated. Asset information as of 31 December 2017 has decreased by USD 3 billion as a result. 4 Represents the total net asset value of the respective investment funds.